DEBT AND CAPITAL LEASES - Long-Term Debt and Respective Weighted-Average Interest Rate (Details) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)
Long-term debt and capital leases
Capital leases			$ 20.7	$ 25.0
Other borrowings			14.4	16.6
Less amount classified as current			(18.2)	(5.5)
Total long-term debt and capital leases			1,771.6	1,316.3
Unamortized debt issuance cost			6.8	7.1
Unamortized debt discount			6.3	0.7
Series 1995 due 2020 through 2025
Long-term debt and capital leases
Senior notes			$ 45.0	$ 44.9
Weighted-average interest rate			7.50%	7.50%
Senior notes due 2020 at 5.4%
Long-term debt and capital leases
Senior notes			$ 249.7	$ 249.5
Interest rate of senior notes (as a percent)			5.40%	5.40%
Senior notes due 2023 at 3.4%
Long-term debt and capital leases
Senior notes			$ 248.9	$ 248.7
Interest rate of senior notes (as a percent)			3.40%	3.40%
Senior notes due 2025 at 1.25%
Long-term debt and capital leases
Senior notes			$ 569.0	$ 588.4
Senior notes due 2028 at 4.875%
Long-term debt and capital leases
Senior notes			$ 493.3
Interest rate of senior notes (as a percent)			4.875%
Senior notes due 2033 at 6.0%
Long-term debt and capital leases
Senior notes			$ 148.8	$ 148.7
Interest rate of senior notes (as a percent)			6.00%	6.00%
Senior notes due December 2028 at 4.875%
Long-term debt and capital leases
Senior notes issued			$ 500.0
Interest rate of senior notes (as a percent)			4.875%
Proceeds, net of underwriting discounts and estimated offering expenses			$ 493.3
Senior notes due 2025 at 1.25%
Long-term debt and capital leases
Interest rate of senior notes (as a percent)			1.25%
Senior notes due March 2025 at 1.25%
Long-term debt and capital leases
Senior notes issued | €	€ 500.0
Interest rate of senior notes (as a percent)	1.25%
Proceeds, net of underwriting discounts and estimated offering expenses	€ 495.5	$ 526.6